Cost of Revenue	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cost of Revenue

12.	COST OF REVENUE
Cost of revenue consists of the following:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cost of vehicle	11,176,116	619,227,148	2,210,715,054	346,909,433
Commission to car dealerships	158,100,562	117,985,878	375,702,902	58,955,984
Leasing interest expense	116,965,519	132,322,922	119,692,726	18,782,401
Staff cost	72,999,170	73,975,397	105,771,335	16,597,831
Staff incentive	98,173,090	84,046,881	61,894,967	9,712,671
Others	81,852,960	70,562,523	84,232,888	13,217,977

	539,267,417	1,098,120,749	2,958,009,872	464,176,297